JPMorgan Prime Money Market Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Empower Shares [Member] | Empower
Prospectus [Line Items]
Average Annual Return, Percent	4.34%	3.30%	2.30%